CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net profit	¥ 2,281,256	$ 330,753	¥ 2,495,316	¥ 1,968,581
Adjustments to reconcile net profit to net cash provided by (used in) operating activities:
Provision for loans receivable	415,902	60,300	374,243	463,175
Provision for accounts receivable and contract assets	390,882	56,673	139,226	144,661
Provision for quality assurance receivable	176,310	25,562	59,136	(49,590)
Depreciation and amortization	23,825	3,454	37,277	51,780
Amortization of right-of-use asset and interest of leasing liabilities	41,181	5,971	31,956	44,653
Change in fair value of short term investments	(9,806)	(1,422)	(1,573)	(7,211)
Provision for investment	6,000	870	5,000	33,660
Equity pick up of investments	890	129	4,245	0
Net gain from investment in loans	(1,174,204)	(170,244)	(1,216,170)	(1,113,337)
Share-based compensation	89,030	12,908	95,213	42,169
Impairment of intangible assets	255	37	0	0
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(717,481)	(104,025)	(1,166,166)	(227,784)
Quality assurance receivable	(914,367)	(132,571)	130,620	2,542,680
Deferred tax assets	(463,620)	(67,219)	(299,983)	151,335
Amounts due from related party	0	0	0	0
Prepaid expenses and other assets	(1,152,660)	(167,120)	(875,274)	353,383
Deferred guarantee income	715,661	103,761	(169,893)	(613,858)
Liability from quality assurance commitment	367,057	53,218	798,060	(1,202,520)
Payroll and welfare payable	21,490	3,116	31,929	44,304
Taxes payable	(66,621)	(9,659)	46,250	26,100
Contract liabilities	(3,327)	(482)	4,989	(52,281)
Amounts due to related parties	(1,265)	(183)	281	(2,325)
Leasing liabilities	(40,837)	(5,921)	(36,066)	(45,682)
Deferred tax liabilities	94,556	13,709	34,084	14,816
Accrued expenses and other liabilities	188,726	27,362	107,527	(359,800)
Net cash provided by operating activities	268,833	38,977	630,227	2,206,909
Cash flows from investing activities:
Collection of loans originated and held by the Group	10,812,431	1,567,656	7,032,972	12,757,947
Investment in loans originated and held by the Group	(10,075,218)	(1,460,769)	(5,809,353)	(9,826,856)
Proceeds from disposal of investments	3,158	458	0	2,460
Purchase of investments	(119,858)	(17,378)	(31,246)	(36,829)
Proceeds from short-term investments	15,013,648	2,176,774	13,534,543	6,177,791
Purchase of short-term investments	(17,134,614)	(2,484,286)	(12,676,800)	(8,001,000)
Purchase of property, equipment and software	(52,775)	(7,652)	(55,271)	(11,017)
Acquisition of intangible assets	0	0	0	(21,000)
Net cash provided by (used in) investing activities	(1,553,228)	(225,197)	1,994,845	1,041,496
Cash flows from financing activities:
Cash received from investors	1,339,459	194,204	1,643,572	766,160
Cash paid to investors	(1,436,195)	(208,228)	(1,574,118)	(2,993,122)
Repayment of short-term borrowings	0	0	0	(235,000)
Cash paid for dividends	(372,483)	(54,005)	(317,569)	(263,569)
Repurchase of ordinary shares	(340,781)	(49,409)	(25,991)	(379,984)
Proceeds from exercise of share-based compensation plans	10,590	1,535	33,339	6,617
Capital injection from non-controlling interest	3,554	515	967	7,619
Net cash used in financing activities	(795,856)	(115,388)	(239,800)	(3,091,279)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	67,797	9,830	(10,132)	(51,470)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(2,012,454)	(291,778)	2,375,140	105,656
Cash, cash equivalents and restricted cash at beginning of year	8,491,541	1,231,158	6,116,401	6,010,745
Cash, cash equivalents and restricted cash at end of year	6,479,087	939,380	8,491,541	6,116,401
Supplemental disclosure of cash investing and financing activities
Cash paid for interest including interest paid to investors of consolidated trusts	(83,410)	(12,093)	(161,431)	(268,182)
Cash paid for income taxes	(963,249)	(139,658)	(574,939)	(367,004)
Supplemental disclosure of non-cash investing and financing activities
Payable for purchase of property, equipment and software	1,132	164	1,134	607
Payable for purchase of intangible assets	5,000	725	5,000	5,000
Payable for repurchase of ordinary shares	3,057	443	21	9,784
Receivable from exercise of share-based compensation plans	¥ 2,280	$ 330	¥ 4,537	¥ 4,668